EVENTS AFTER THE REPORTING PERIOD (Details)	6 Months Ended	12 Months Ended
	Aug. 28, 2021	Feb. 22, 2022	Dec. 31, 2021 USD ($)	Feb. 28, 2021	Feb. 22, 2021	Feb. 18, 2021 USD ($)	Feb. 17, 2021 USD ($)	Feb. 10, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Non-current Senior Secured Notes									$ 493,701,000	$ 490,012,000
8% Senior Secured Notes Due 2026[Member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Non-current Senior Secured Notes								$ 500,000,000
6.125% Senior Secured Notes Due 2022 [Member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Non-current Senior Secured Notes						$ 224,185,000	$ 275,815,000
Redemption price			1,015.31
Redemption price with interests			1,016.67
Bank credit certificate Banco ABC Brasil [Member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Borrowing ineterest rate spread		CDI plus 2.75%.
Borrowings, adjustment to interest rate basis					2.75%
Bank Credit Certificate Banco do Brasil [Member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Borrowing ineterest rate spread	CDI plus 2.65%.
Borrowings, adjustment to interest rate basis				2.65%